SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note
Schedule of retained earnings
	As of December 31,
	2013	2014
	RMB	RMB	US$
PRC statutory reserve funds	18,956	25,762	4,152
Unreserved retained earnings	55,863	116,998	18,857

Total retained earnings	74,819	142,760	23,009

Schedule of accumulated other comprehensive income (loss)

	As of December 31,
	2013	2014
	RMB	RMB	US$
Foreign currency translation adjustments	(7,690)	(14,552)	(2,345)
Unrealized gains on available-for-sale securities, net	20,929	17,925	2,889
Including: reclassification adjustments for gains included in the consolidated statement of profit or loss	—	(21,121)	(3,404)

	13,239	3,373	544